Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of Option Activity for Options to Employees, Officers and Directors	The following table summarizes the option activity for options to employees, officers and directors:
	For the year ended December 31,
	2023			2022			2021
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price (*)	Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life
			$		$			$
Outstanding as of beginning of period	237,612	17.6	8.2	158,109	49.12	7.5	204,974	49.12	8.9
Granted	68,739	14.8	9.75	132,361	14.8		--	--
Exercised	--	--	--	(209)	49.12		(2,590)	49.12
Forfeited or expired	(9,642)	14.8		(52,649)	49.12		(44,275)	49.12

Outstanding as of end of period	296,709	16.32	6.16	237,612	17.6	8.2	158,109	49.12	7.5
Exercisable as of end of period	157,394	17.44	4.12	100,633	19.68	6.6	85,465	49.12	7.4
(*)	Regarding repricing during 2022, see Note 9E(3)(h) below.

Schedule of Share-Based Payment Expense Related to Options Granted to Employees	The total share-based payment expense related to options granted to employees and service providers comprised, at each period, as follows:
	Year ended December 31,
	2023	2022	2021

Cost of revenues	-	$8	$36
Research and development	61	174	608
General and administrative	212	323	411
Total share-based payment expense	$273	$505	$1,055